Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 162.8%   (98.9% of Total Investments)
X 487,564,772 VARIABLE RATE SENIOR LOAN INTERESTS - 134.0% (81.4% of Total Investments) (2)
X 487,564,772
Aerospace & Defense - 1.6% (0.9% of Total Investments)
$ 1,613 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
9.760% 3-Month LIBOR 6.750% 7/31/23 BB- $ 1,613,440
1,852 TransDigm, Inc., Term Loan E 5.924% 3-Month LIBOR 2.250% 5/30/25 Ba3 1,812,208
1,244 TransDigm, Inc., Term Loan F 5.924% 3-Month LIBOR 2.250% 12/09/25 Ba3 1,216,768
1,037 TransDigm, Inc., Term Loan G 5.924% 3-Month LIBOR 2.250% 8/22/24 Ba3 1,021,973
5,746 Total Aerospace & Defense 5,664,389
Airlines - 3.0% (1.8% of Total Investments)
1,967 AAdvantage Loyalty IP Ltd.,
Term Loan
8.993% 3-Month LIBOR 4.750% 4/20/28 Ba2 1,951,480
257 American Airlines, Inc., Term
Loan
5.412% 1-Month LIBOR 2.000% 12/14/23 Ba3 256,127
930 American Airlines, Inc., Term
Loan, First Lien
5.504% 1-Month LIBOR 1.750% 1/29/27 Ba3 867,475
2,963 Kestrel Bidco Inc., Term Loan
B
5.993% 1-Month LIBOR 3.000% 12/11/26 BB- 2,602,033
982 Mileage Plus Holdings LLC,
Term Loan B
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 1,004,809
1,900 SkyMiles IP Ltd., Term Loan B 7.993% 3-Month LIBOR 3.750% 10/20/27 Baa1 1,920,197
2,216 United Airlines, Inc., Term
Loan B
8.108% 3-Month LIBOR 3.750% 4/21/28 Ba1 2,169,310
11,215 Total Airlines 10,771,431
Auto Components - 1.2% (0.7% of Total Investments)
611 Adient US LLC, Term Loan B 7.004% 1-Month LIBOR 3.250% 4/08/28 BB+ 592,717
2,029 Clarios Global LP, Term Loan
B
7.004% 1-Month LIBOR 3.250% 4/30/26 B1 1,976,995
527 DexKo Global Inc., Term
Loan B
7.476% 1 + 3 Month
LIBOR
3.750% 10/04/28 B1 480,830
1,347 Superior Industries
International, Inc., Term Loan
B, First Lien
7.754% 1-Month LIBOR 4.000% 5/23/24 Ba3 1,294,809
4,514 Total Auto Components 4,345,351
Beverages - 2.0% (1.2% of Total Investments)
1,071 Arterra Wines Canada, Inc.,
Term Loan
7.142% 3-Month LIBOR 3.500% 11/25/27 B1 981,503
822 City Brewing Company, LLC,
Term Loan
6.814% 1-Month LIBOR 3.500% 4/05/28 B- 566,973
1,745 Naked Juice LLC, Term Loan 6.903% SOFR90A 3.250% 1/20/29 Ba3 1,600,354
246 Naked Juice LLC, Term Loan,
Second Lien
9.653% 3-Month LIBOR 6.000% 1/20/30 B3 217,710
2,000 Sunshine Investments B.V.,
Term Loan
6.962% SOFR90A 4.250% 5/05/29 B+ 1,935,000
2,218 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 1,983,554
8,102 Total Beverages 7,285,094

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.8% (0.5% of Total Investments)
$ 3,122 Grifols Worldwide
Operations USA, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 3,002,276
Building Products - 1.9% (1.2% of Total Investments)
2,675 Chamberlain Group Inc, Term
Loan B
7.132% 1-Month LIBOR 3.500% 10/22/28 B 2,441,225
745 Cornerstone Building Brands,
Inc., Term Loan B
6.589% 1-Month LIBOR 3.250% 4/12/28 B 628,824
186 Griffon Corporation, Term
Loan B
6.268% SOFR30A +
Prime
2.500% 1/19/29 BB 182,187
2,774 Quikrete Holdings, Inc., Term
Loan, First Lien
6.379% 1-Month LIBOR 2.625% 1/31/27 Ba2 2,697,921
664 Standard Industries Inc., Term
Loan B
6.675% 6-Month LIBOR 2.500% 9/22/28 BBB- 651,768
317 Zurn Holdings, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 10/04/28 BB 314,526
7,361 Total Building Products 6,916,451
Capital Markets - 0.6% (0.4% of Total Investments)
875 Advisor Group, Inc., Term
Loan
8.254% 1-Month LIBOR 4.500% 7/31/26 B2 843,124
1,520 Astra Acquisition Corp., Term
Loan, First Lien
9.004% 1-Month LIBOR 5.250% 10/22/28 BB- 1,329,447
2,395 Total Capital Markets 2,172,571
Chemicals - 1.4% (0.9% of Total Investments)
559 ASP Unifrax Holdings Inc,
Term Loan B
7.424% 3-Month LIBOR 3.750% 12/12/25 BB 514,982
780 Diamond (BC) B.V., Term
Loan B
7.163% 1 + 3 Month
LIBOR
2.750% 9/29/28 Ba3 731,543
1,585 Discovery Purchaser
Corporation, Term Loan
7.967% SOFR90A 4.375% 8/03/29 B- 1,454,238
707 INEOS Styrolution US
Holding LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 1/29/26 BB+ 667,134
854 Ineos US Finance LLC, Term
Loan B
5.754% 1-Month LIBOR 2.000% 3/31/24 BBB- 848,868
164 Kraton Corporation, Term
Loan
6.718% SOFR90A 3.250% 3/15/29 BB 158,983
175 PMHC II, Inc., Term Loan B 8.494% SOFR90A 4.250% 2/03/29 B- 136,896
747 Trinseo Materials Operating
S.C.A., Term Loan, (DD1)
5.754% 1-Month LIBOR 2.000% 9/09/24 Ba2 700,537
5,571 Total Chemicals 5,213,181
Commercial Services & Supplies - 3.4% (2.1% of Total Investments)
1,167 Amentum Government
Services Holdings LLC, Term
Loan
7.382% SOFR90A 4.000% 2/07/29 B1 1,133,031
496 Anticimex International AB,
Term Loan B1
6.570% 3-Month LIBOR 3.500% 11/16/28 B 482,603
995 Covanta Holding
Corporation, Term Loan B
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 983,897
75 Covanta Holding
Corporation, Term Loan C
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 74,071
721 Garda World Security
Corporation, Term Loan B
7.240% 3-Month LIBOR 4.250% 10/30/26 BB+ 689,178
2,652 GFL Environmental Inc., Term
Loan
7.415% 3-Month LIBOR 3.000% 5/30/25 N/R 2,642,277
743 Herman Miller, Inc, Term
Loan B
5.750% 1-Month LIBOR 2.000% 7/19/28 BB+ 705,776

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 2,847 Intrado Corporation, Term
Loan, (DD1)
8.415% 3-Month LIBOR 4.000% 10/10/24 B2 $ 2,516,706
548 Prime Security Services
Borrower, LLC, Term Loan
5.303% 6-Month LIBOR 2.750% 9/23/26 BB- 541,237
402 Vertical US Newco Inc, Term
Loan B
6.871% 6-Month LIBOR 3.500% 7/31/27 B+ 382,596
1,508 West Corporation, Term Loan
B1, (DD1)
7.915% 3-Month LIBOR 3.500% 10/10/24 B2 1,322,257
856 WIN Waste Innovations
Holdings, Inc., Term Loan B
6.424% 3-Month LIBOR 2.750% 3/25/28 B+ 846,512
13,010 Total Commercial Services & Supplies 12,320,141
Communications Equipment - 3.1% (1.9% of Total Investments)
1,816 CommScope, Inc., Term
Loan B
7.004% 1-Month LIBOR 3.250% 4/04/26 B1 1,736,048
1,641 Delta TopCo, Inc., Term Loan
B
6.832% 3-Month LIBOR 3.750% 12/01/27 B2 1,502,658
505 EOS Finco Sarl, Term Loan 9.612% CME Term
SOFR 3 Month
6.000% 8/03/29 B2 484,169
3,431 Maxar Technologies Ltd.,
Term Loan B
8.079% SOFR30A 4.350% 6/09/29 B+ 3,296,580
4,611 MLN US HoldCo LLC, Term
Loan, First Lien, (DD1)
8.252% 3-Month LIBOR 4.500% 11/30/25 B3 3,204,143
1,737 Riverbed Technology, Inc.,
Exit Term Loan, (cash 7.000%,
PIK 2.000%)
9.200% 1-Month LIBOR 6.000% 12/07/26 Caa1 679,621
499 ViaSat, Inc., Term Loan 8.343% CME Term
SOFR 1 Month
4.500% 3/04/29 BB+ 476,620
14,240 Total Communications Equipment 11,379,839
Construction & Engineering - 0.7% (0.4% of Total Investments)
187 Aegion Corporation, Term
Loan
8.504% 1-Month LIBOR 4.750% 5/17/28 B 173,499
– Brand Energy & Infrastructure
Services, Inc., Term Loan
8.266% 3-Month LIBOR 4.250% 6/21/24 B3 0
991 Centuri Group, Inc, Term
Loan B
5.570% Prime +
3-Month LIBOR
2.500% 8/27/28 Ba2 972,046
1,008 Osmose Utilities Services,
Inc., Term Loan
6.882% 1-Month LIBOR 3.250% 6/22/28 B 936,108
380 Pike Corporation, Term Loan
B
6.760% 1-Month LIBOR 3.000% 1/21/28 Ba3 373,351
2,566 Total Construction & Engineering 2,455,004
Consumer Finance - 0.7% (0.4% of Total Investments)
2,720 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/30/28 BB+ 2,675,281
Containers & Packaging - 1.9% (1.2% of Total Investments)
1,761 Berry Global, Inc., Term Loan
Z
5.050% 3-Month LIBOR 1.750% 7/01/26 BBB- 1,737,761
1,081 Charter NEX US, Inc., Term
Loan
7.504% 1-Month LIBOR 3.750% 12/01/27 B 1,049,803
713 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.004% SOFR30A 4.175% 3/30/29 B 688,140
89 Klockner-Pentaplast of
America, Inc., Term Loan B
8.259% 6-Month LIBOR 4.750% 2/09/26 B 75,248
891 Reynolds Group Holdings
Inc. , Term Loan B
7.254% 1-Month LIBOR 3.500% 9/24/28 B+ 866,818

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Containers & Packaging (continued)
$ 523 Reynolds Group Holdings
Inc. , Term Loan B2
7.004% 1-Month LIBOR 3.250% 2/05/26 B+ $ 509,791
2,240 TricorBraun Holdings, Inc.,
Term Loan
7.004% 1-Month LIBOR 3.250% 3/03/28 B2 2,127,149
7,298 Total Containers & Packaging 7,054,710
Diversified Consumer Services - 0.4% (0.2% of Total Investments)
585 GT Polaris, Inc., Term Loan 8.165% 3-Month LIBOR 3.750% 9/24/27 BB- 536,867
982 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- 868,491
1,567 Total Diversified Consumer Services 1,405,358
Diversified Financial Services - 1.6% (1.0% of Total Investments)
247 Avaya, Inc., Term Loan B2 7.412% 1-Month LIBOR 4.000% 12/15/27 Caa2 120,074
1,707 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
5.239% 1-Month LIBOR 1.750% 1/15/25 Baa2 1,677,774
3,226 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
4.989% 1-Month LIBOR 1.500% 2/12/27 Baa2 3,153,363
1,483 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A 0.000% 12/19/22 N/R 185,349
798 Trans Union, LLC, Term Loan
B6
6.004% 1-Month LIBOR 2.250% 12/01/28 BBB- 787,011
7,461 Total Diversified Financial Services 5,923,571
Diversified Telecommunication Services - 3.9% (2.4% of Total Investments)
1,221 Altice France S.A., Term Loan
B12
7.767% 3-Month LIBOR 3.688% 1/31/26 B 1,104,158
3,746 Altice France S.A., Term Loan
B13
6.905% 3-Month LIBOR 4.000% 8/14/26 B 3,445,161
4,835 CenturyLink, Inc., Term Loan
B
6.004% 1-Month LIBOR 2.250% 3/15/27 BB+ 4,513,426
774 Cincinnati Bell, Inc., Term
Loan B2
7.079% SOFR30A 3.250% 11/23/28 B+ 759,635
1,064 Connect Finco Sarl, Term
Loan B
7.260% 1-Month LIBOR 3.500% 12/12/26 B+ 1,030,818
753 Cyxtera DC Holdings, Inc.,
Term Loan B, (DD1)
7.360% 3-Month LIBOR 3.000% 5/01/24 B 648,182
2,831 Frontier Communications
Corp., Term Loan B
7.438% 3-Month LIBOR 3.750% 10/08/27 BB+ 2,687,284
15,224 Total Diversified Telecommunication Services 14,188,664
Electric Utilities - 0.6% (0.3% of Total Investments)
853 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- 846,804
1,165 Talen Energy Supply, LLC,
Term Loan B, (WI/DD)(5)
TBD TBD TBD TBD N/R 1,178,840
2,018 Total Electric Utilities 2,025,644
Electrical Equipment - 0.1% (0.0% of Total Investments)
298 Vertiv Group Corporation,
Term Loan B
5.878% 1 + 6 Month
LIBOR
2.750% 3/02/27 BB- 288,187
Electronic Equipment, Instruments & Components - 1.3% (0.8% of Total Investments)
1,375 II-VI Incorporated, Term Loan
B
5.878% 1-Month LIBOR 2.750% 7/01/29 BBB- 1,342,344
1,936 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,876,225
1,322 TTM Technologies, Inc., Term
Loan
5.628% 1-Month LIBOR 2.500% 9/28/24 BB+ 1,311,307
4,633 Total Electronic Equipment, Instruments & Components 4,529,876

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment - 1.7% (1.0% of Total Investments)
$ 1,552 AMC Entertainment
Holdings, Inc. , Term Loan B
6.314% 1-Month LIBOR 3.000% 4/22/26 B- $ 1,107,554
3,667 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 2/28/25 D 1,197,115
383 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 9/20/26 D 118,677
301 Crown Finance US, Inc., Term
Loan B1
13.178% 6-Month LIBOR 8.250% 5/23/24 D 322,302
429 Diamond Sports Group, LLC,
Term Loan
11.208% SOFR30A 8.100% 5/19/26 B 413,945
1,077 Diamond Sports Group, LLC,
Term Loan, Second Lien
6.458% SOFR30A 3.350% 8/24/26 CCC+ 215,308
488 Lions Gate Capital Holdings
LLC, Term Loan B
6.004% 1-Month LIBOR 2.250% 3/24/25 Ba2 479,300
733 Springer Nature Deutschland
GmbH, Term Loan B18
6.674% 1-Month LIBOR 3.000% 8/14/26 BB+ 723,223
356 Univision Communications
Inc., Term Loan C5
6.504% 1-Month LIBOR 2.750% 3/15/24 B+ 355,367
1,105 Virgin Media Bristol LLC,
Term Loan Q
6.662% 1-Month LIBOR 3.250% 1/31/29 BB+ 1,090,806
10,091 Total Entertainment 6,023,597
Food & Staples Retailing - 0.4% (0.3% of Total Investments)
556 US Foods, Inc., 5.754% 1-Month LIBOR 2.000% 9/13/26 BB 546,709
1,075 US Foods, Inc., Term Loan B 6.504% 1-Month LIBOR 2.750% 11/22/28 BB 1,060,939
1,631 Total Food & Staples Retailing 1,607,648
Food Products - 0.9% (0.6% of Total Investments)
746 CHG PPC Parent LLC, Term
Loan
6.632% 1-Month LIBOR 3.000% 12/08/28 B1 723,862
763 Froneri International Ltd.,
Term Loan
6.004% 1-Month LIBOR 2.250% 1/31/27 B+ 737,634
295 H Food Holdings LLC, Term
Loan B
7.441% 1-Month LIBOR 3.688% 5/31/25 B2 249,839
44 H Food Holdings LLC, Term
Loan B3
8.754% 1-Month LIBOR 5.000% 5/31/25 B2 37,713
810 Sycamore Buyer LLC, Term
Loan B
6.090% 1-Month LIBOR 2.250% 7/22/29 BB+ 797,344
771 UTZ Quality Foods, LLC, Term
Loan B
6.843% CME Term
SOFR 1 Month
3.000% 1/20/28 B1 759,161
3,429 Total Food Products 3,305,553
Health Care Equipment & Supplies - 4.8% (2.9% of Total Investments)
5,252 Bausch & Lomb, Inc., Term
Loan
6.989% SOFR90A 3.250% 5/05/27 BB- 4,932,788
2,011 Carestream Health, Inc., Term
Loan
11.153% CME Term
SOFR 3 Month
+  SOFR90A
7.500% 9/30/27 B- 1,724,258
411 Embecta Corp, Term Loan B 6.553% SOFR90A 3.000% 1/27/29 Ba3 401,604
661 ICU Medical, Inc., Term Loan
B
5.785% SOFR30A +
SOFR90A +
CME Term
SOFR 2 Month
2.250% 12/14/28 BBB- 648,650
494 Insulet Corporation, Term
Loan B
7.004% 1-Month LIBOR 3.250% 5/04/28 Ba3 484,339
7,946 Medline Borrower, LP, Term
Loan B
7.004% 1-Month LIBOR 3.250% 10/21/28 BB- 7,320,317
1,665 Viant Medical Holdings, Inc.,
Term Loan, First Lien
7.504% 1-Month LIBOR 3.750% 7/02/25 B3 1,481,239

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Equipment & Supplies (continued)
$ 673 Vyaire Medical, Inc., Term
Loan B
8.505% 3-Month LIBOR 4.750% 4/16/25 Caa1 $ 492,472
19,113 Total Health Care Equipment & Supplies 17,485,667
Health Care Providers & Services - 10.4% (6.3% of Total Investments)
102 ADMI Corp., Term Loan B2 7.129% 1-Month LIBOR 3.375% 12/23/27 B 91,198
2,227 AHP Health Partners, Inc.,
Term Loan B
7.254% 1-Month LIBOR 3.500% 8/23/28 B1 2,125,870
838 DaVita, Inc. , Term Loan B 5.504% 1-Month LIBOR 1.750% 8/12/26 BBB- 811,479
111 Element Materials
Technology Group US
Holdings Inc, Term Loan, (WI/
DD)(6)
TBD TBD TBD TBD B1 107,418
239 Element Materials
Technology Group US
Holdings Inc., Term Loan,
(WI/DD)
TBD TBD TBD TBD B1 232,739
1,195 Gainwell Acquisition Corp.,
Term Loan B
7.674% 3-Month LIBOR 4.000% 10/01/27 BB- 1,138,872
297 Global Medical Response,
Inc., Term Loan
8.004% 1-Month LIBOR 4.250% 3/14/25 B 231,408
2,690 Global Medical Response,
Inc., Term Loan B
7.378% 1-Month LIBOR 4.250% 10/02/25 B 2,097,763
3,546 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 3,515,216
302 MED ParentCo LP, Term Loan,
First Lien
8.004% 1-Month LIBOR 4.250% 8/31/26 B2 240,256
1,075 National Mentor Holdings,
Inc., Term Loan
7.467% 1 + 3 Month
LIBOR
3.750% 3/02/28 B- 771,346
18 National Mentor Holdings,
Inc., Term Loan C
7.430% 3-Month LIBOR 3.750% 3/02/28 B- 13,218
1,299 Onex TSG Intermediate
Corp., Term Loan B
9.165% 3-Month LIBOR 4.750% 2/26/28 B 1,161,129
6,476 Parexel International
Corporation, Term Loan, First
Lien
7.004% 1-Month LIBOR 3.250% 11/15/28 B1 6,252,240
1,745 Phoenix Guarantor Inc, Term
Loan B
7.004% 1-Month LIBOR 3.250% 3/05/26 B1 1,678,993
1,477 Phoenix Guarantor Inc, Term
Loan B3
7.254% 1-Month LIBOR 3.500% 3/05/26 B1 1,422,899
178 Quorum Health Corporation,
Term Loan(5)
12.034% 3-Month LIBOR 8.250% 4/29/25 Caa1 121,981
5,295 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.165% 3-Month LIBOR 3.750% 11/16/25 B1 4,699,007
3,474 Select Medical Corporation,
Term Loan B
6.260% 1-Month LIBOR 2.500% 3/06/25 Ba2 3,388,140
5,041 Surgery Center Holdings,
Inc., Term Loan
7.070% 1-Month LIBOR 3.750% 8/31/26 B1 4,824,991
880 Team Health Holdings, Inc.,
Term Loan B
8.979% SOFR30A 5.250% 2/02/27 B 736,750
691 Team Health Holdings, Inc.,
Term Loan, First Lien
6.504% 1-Month LIBOR 2.750% 2/06/24 B 633,825
1,876 US Radiology Specialists, Inc.,
Term Loan
8.924% 3-Month LIBOR 5.250% 12/15/27 B- 1,688,072
41,072 Total Health Care Providers & Services 37,984,810

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Technology - 0.3% (0.2% of Total Investments)
$ 195 Athenahealth, Inc., Term
Loan(6)
3.500% SOFR30A 3.500% 1/27/29 B+ $ 178,602
1,147 Athenahealth, Inc., Term
Loan B
6.967% SOFR30A 3.500% 1/27/29 B+ 1,051,120
1,342 Total Health Care Technology 1,229,722
Hotels - 1.6% (0.9% of Total Investments)
2,813 Crown Finance US Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD N/R 2,821,122
720 Entain Holdings Gibraltar Ltd,
Term Loan, (WI/DD)
TBD TBD TBD TBD Ba1 709,877
774 Penn National Gaming, Inc.,
Term Loan B
6.579% SOFR30A 2.750% 4/20/29 BB 764,344
1,400 Stars Group Holdings B.V.
(The), Term Loan B
6.781% CME Term
SOFR 3 Month
3.250% 7/04/28 BBB- 1,384,250
5,707 Total Hotels 5,679,593
Hotels, Restaurants & Leisure - 21.3% (13.0% of Total Investments)
371 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
8.642% 3-Month LIBOR 5.000% 12/29/25 CCC- 39,832
174 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
17.328% 3-Month LIBOR 12.000% 9/29/26 Caa3 173,576
1,396 Alterra Mountain Company,
Term Loan
7.254% 1-Month LIBOR 3.500% 8/17/28 B+ 1,367,348
69 Alterra Mountain Company,
Term Loan B1, (DD1)
6.504% 1-Month LIBOR 2.750% 7/31/24 B+ 68,131
743 Aramark Services, Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 3/11/25 BB+ 724,790
14,974 B.C. Unlimited Liability
Company, Term Loan B4
5.504% 1-Month LIBOR 1.750% 11/19/26 BB+ 14,592,535
6,104 Caesars Resort Collection,
LLC, Term Loan B, First Lien
6.504% 1-Month LIBOR 2.750% 12/22/24 B+ 6,046,020
631 Caesars Resort Collection,
LLC, Term Loan B1
7.254% 1-Month LIBOR 3.500% 7/20/25 B+ 625,952
986 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 BB- 906,844
1,895 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 1,783,897
2,014 Churchill Downs
Incorporated, Term Loan B1
5.760% 1-Month LIBOR 2.000% 3/17/28 BBB- 1,957,086
4,448 ClubCorp Holdings, Inc.,
Term Loan B
6.424% 3-Month LIBOR 2.750% 9/18/24 B2 4,018,392
868 Crown Finance US, Inc., Term
Loan(6)
6.040% 12-Month
LIBOR
0.000% 5/31/23 CCC+ 266,185
555 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)(5)
7.625% 3-Month LIBOR 7.000% 5/23/24 D 660,989
7,579 Delta 2 (LUX) S.a.r.l., Term
Loan
6.254% 1-Month LIBOR 2.500% 2/01/24 BB- 7,580,288
3,302 Equinox Holdings, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 3/08/24 CCC 2,437,500
5,026 Fertitta Entertainment, LLC,
Term Loan B
7.729% SOFR30A 4.000% 1/27/29 B 4,728,543
928 Four Seasons Hotels Limited,
Term Loan, First Lien
5.754% 1-Month LIBOR 2.000% 11/30/23 BB+ 927,902
1,980 Hilton Grand Vacations
Borrower LLC, Term Loan B
6.754% 1-Month LIBOR 3.000% 8/02/28 BB+ 1,952,528
3,720 Hilton Worldwide Finance,
LLC, Term Loan B2
5.336% 1-Month LIBOR 1.750% 6/21/26 BBB- 3,660,333

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 3,046 IRB Holding Corp, Term Loan
B
6.208% SOFR30A 3.000% 12/15/27 B+ $ 2,971,891
1,111 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B 1,097,707
1,026 NASCAR Holdings, Inc, Term
Loan B
6.254% 1-Month LIBOR 2.500% 10/18/26 BBB- 1,023,601
861 PCI Gaming Authority, Term
Loan
6.254% 1-Month LIBOR 2.500% 5/31/26 BBB- 852,231
875 Scientific Games Holdings LP,
Term Loan B
7.097% SOFR90A 3.500% 2/04/29 BB- 826,004
2,915 Scientific Games
International, Inc., Term Loan
6.402% SOFR30A 3.000% 4/07/29 BB 2,882,517
1,485 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
6.813% 1-Month LIBOR 3.000% 8/25/28 BB 1,452,048
5,766 Stars Group Holdings B.V.
(The), Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 5,672,462
2,156 Station Casinos LLC, Term
Loan B
6.010% 1-Month LIBOR 2.250% 2/08/27 BB- 2,116,014
1,489 Twin River Worldwide
Holdings, Inc., Term Loan B
6.550% 3-Month LIBOR 3.250% 10/01/28 BB+ 1,387,426
1,792 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
6.510% 1-Month LIBOR 2.750% 5/16/25 B 1,752,383
1,072 Wyndham Hotels & Resorts,
Inc., Term Loan B
5.504% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,068,478
81,357 Total Hotels, Restaurants & Leisure 77,621,433
Household Durables - 0.9% (0.6% of Total Investments)
69 AI Aqua Merger Sub Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD B3 64,786
306 AI Aqua Merger Sub Inc,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B3 285,057
1,795 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
6.858% SOFR30A 3.750% 7/30/28 B3 1,674,681
1,343 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 CCC+ 673,824
57 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 B- 55,437
651 Weber-Stephen Products
LLC, Term Loan B
7.004% 1-Month LIBOR 3.250% 10/30/27 CCC+ 543,013
4,221 Total Household Durables 3,296,798
Household Products - 0.1% (0.1% of Total Investments)
428 Reynolds Consumer Products
LLC, Term Loan
5.504% 1-Month LIBOR 1.750% 2/04/27 BBB- 420,918
Independent Power And Renewable Electricity Prod - 0.2% (0.1% of Total Investments)
881 Vistra Operations Company
LLC, Term Loan B3, First Lien,
(DD1)
5.333% 1-Month LIBOR 1.750% 12/31/25 BBB- 875,643
Insurance - 4.4% (2.7% of Total Investments)
3,477 Acrisure, LLC, Term Loan B 7.254% 1-Month LIBOR 3.500% 2/15/27 B 3,237,601
2,496 Alliant Holdings
Intermediate, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 5/10/25 B 2,427,906
495 Alliant Holdings
Intermediate, LLC, Term Loan
B4
6.980% 1-Month LIBOR 3.500% 11/06/27 B 478,734

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance (continued)
$ 1,952 Asurion LLC, Term Loan B4,
Second Lien
9.004% 1-Month LIBOR 5.250% 1/15/29 B $ 1,369,650
570 Asurion LLC, Term Loan B7 6.754% 1-Month LIBOR 3.000% 11/03/24 Ba3 538,597
2,881 Asurion LLC, Term Loan B8 7.004% 1-Month LIBOR 3.250% 12/23/26 Ba3 2,566,941
1,193 Asurion LLC, Term Loan B9 7.004% 1-Month LIBOR 3.250% 7/31/27 Ba3 1,055,513
742 Broadstreet Partners, Inc.,
Term Loan B2
7.004% 1-Month LIBOR 3.250% 1/27/27 B1 713,732
989 Hub International Limited,
Term Loan B
7.380% 3-Month LIBOR 3.250% 4/25/25 B 973,146
2,130 Hub International Limited,
Term Loan B
6.995% 3-Month LIBOR 3.000% 4/25/25 B 2,092,378
490 Ryan Specialty Group, LLC,
Term Loan
6.829% SOFR30A 3.000% 9/01/27 BB- 484,640
17,415 Total Insurance 15,938,838
Interactive Media & Services - 0.7% (0.4% of Total Investments)
4,195 Rackspace Technology
Global, Inc., Term Loan B,
(DD1)
5.617% 3-Month LIBOR 2.750% 2/09/28 B1 2,680,041
Internet & Direct Marketing Retail - 0.7% (0.4% of Total Investments)
1,970 CNT Holdings I Corp, Term
Loan
7.239% SOFR90A 3.500% 11/08/27 B 1,922,720
103 Medical Solutions Holdings,
Inc., Term Loan
7.874% 3-Month LIBOR 3.500% 11/01/28 B1 100,071
645 Medical Solutions Holdings,
Inc., Term Loan, First Lien
7.174% 3-Month LIBOR 3.500% 11/01/28 B1 623,562
2,718 Total Internet & Direct Marketing Retail 2,646,353
IT Services - 3.9% (2.3% of Total Investments)
1,594 Ahead DB Holdings, LLC,
Term Loan B
7.430% 3-Month LIBOR 3.750% 10/16/27 B+ 1,558,538
217 iQor US Inc., Exit Term Loan 11.254% 1-Month LIBOR 7.500% 9/15/27 B1 216,519
967 Peraton Corp., Term Loan B 7.504% 1-Month LIBOR 3.750% 2/01/28 BB- 933,263
1,164 Perforce Software, Inc., Term
Loan B
7.504% 1-Month LIBOR 3.750% 7/01/26 B2 1,079,686
2,043 Sabre GLBL Inc., Term Loan B 5.754% 1-Month LIBOR 2.000% 2/22/24 Ba3 2,007,473
3,281 Syniverse Holdings, Inc., Term
Loan
10.553% SOFR90A 7.000% 5/10/29 B- 2,823,516
1,461 Tempo Acquisition LLC, Term
Loan B
6.729% CME Term
SOFR 1 Month
3.000% 8/31/28 BB- 1,444,070
3,051 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
6.212% 3-Month LIBOR 7.250% 2/28/25 B- 3,027,291
961 WEX Inc., Term Loan 6.004% 1-Month LIBOR 2.250% 4/01/28 Ba2 943,623
14,739 Total IT Services 14,033,979
Leisure Products - 0.3% (0.2% of Total Investments)
474 Hayward Industries, Inc.,
Term Loan
6.254% 1-Month LIBOR 2.500% 5/28/28 BB 446,414
576 SRAM, LLC , Term Loan B 6.162% 1 + 3 Month
LIBOR
2.750% 5/18/28 BB- 560,411
1,050 Total Leisure Products 1,006,825

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Life Sciences Tools & Services - 0.5% (0.3% of Total Investments)
$ 490 Avantor Funding, Inc., Term
Loan B5
6.004% 1-Month LIBOR 2.250% 11/06/27 BB+ $ 481,323
453 Curia Global, Inc., Term Loan 8.124% 3-Month LIBOR 3.750% 8/30/26 B2 416,614
883 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 875,519
1,826 Total Life Sciences Tools & Services 1,773,456
Machinery - 2.6% (1.6% of Total Investments)
1,925 AI Alpine AT Bidco GmbH,
Term Loan B
7.032% 3 + 6 Month
LIBOR
2.750% 11/06/25 B 1,703,625
2,487 Ali Group North America
Corporation, Term Loan B
5.843% 1-Month LIBOR 2.000% 10/13/28 Baa3 2,447,327
972 Alliance Laundry Systems
LLC, Term Loan B
7.409% 3-Month LIBOR 3.500% 10/08/27 B 940,203
1,694 Gardner Denver, Inc., Term
Loan B2
5.579% CME Term
SOFR 1 Month
1.750% 2/28/27 BB+ 1,661,909
1,471 Gates Global LLC, Term Loan
B3
6.254% 1-Month LIBOR 2.500% 3/31/27 Ba3 1,432,449
624 Grinding Media Inc., Term
Loan B
7.516% 3-Month LIBOR 4.000% 10/12/28 B 537,941
741 Madison IAQ LLC, Term Loan 6.815% 3-Month LIBOR 3.250% 6/21/28 B 671,910
9,914 Total Machinery 9,395,364
Media - 12.5% (7.6% of Total Investments)
1,661 ABG Intermediate Holdings 2
LLC, Term Loan B1
7.329% SOFR30A 3.500% 12/21/28 B1 1,599,245
320 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
9.829% SOFR30A 6.000% 12/20/29 CCC+ 298,000
407 Altice Financing SA, Term
Loan, First Lien
6.829% 3-Month LIBOR 2.750% 1/31/26 B 382,578
1,234 Cable One, Inc., Term Loan
B4
5.754% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,222,809
2,564 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 2,276,703
2,680 Charter Communications
Operating, LLC, Term Loan
B2
5.510% 1-Month LIBOR 1.750% 2/01/27 BBB- 2,638,285
452 Checkout Holding Corp., First
Out Term Loan
11.254% 1-Month LIBOR 7.500% 2/15/23 N/R 374,787
882 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000,
PIK 9.500%)
7.127% 1-Month LIBOR 1.000% 8/15/23 N/R 264,900
8,446 Clear Channel Outdoor
Holdings, Inc., Term Loan B,
(DD1)
7.584% 1 + 3 Month
LIBOR
3.500% 8/21/26 B1 7,758,628
4,949 CSC Holdings, LLC, Term
Loan
5.662% 1-Month LIBOR 2.250% 1/15/26 BB- 4,806,292
2,891 CSC Holdings, LLC, Term
Loan B1
5.662% 1-Month LIBOR 2.250% 7/17/25 BB- 2,807,133
777 CSC Holdings, LLC, Term
Loan B5
5.912% 1-Month LIBOR 2.500% 4/15/27 BB- 739,225
357 Cumulus Media New
Holdings Inc., Term Loan B
7.504% 1-Month LIBOR 3.750% 3/31/26 B 339,215
5,131 DirecTV Financing, LLC, Term
Loan
8.754% 1-Month LIBOR 5.000% 8/02/27 BBB- 4,902,269
625 Dotdash Meredith Inc, Term
Loan B
7.120% 1-Month LIBOR 4.000% 12/01/28 BB- 559,245
724 E.W. Scripps Company (The),
Term Loan B2
6.316% 1-Month LIBOR 2.563% 5/01/26 BB 710,551
637 Gray Television, Inc., Term
Loan C
5.628% 1-Month LIBOR 2.500% 1/02/26 BB+ 628,161

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 4,703 iHeartCommunications, Inc.,
Term Loan
6.754% 1-Month LIBOR 3.000% 5/01/26 BB- $ 4,453,935
18 LCPR Loan Financing LLC,
Term Loan B
7.162% 1-Month LIBOR 3.750% 10/15/28 BB+ 17,595
1,742 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
8.068% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 1,619,125
410 Mission Broadcasting, Inc.,
Term Loan B
5.628% 1-Month LIBOR 2.500% 6/03/28 BBB- 404,348
617 Nexstar Broadcasting, Inc.,
Term Loan B4
6.254% 1-Month LIBOR 2.500% 9/18/26 BBB- 612,154
323 Outfront Media Capital LLC,
Term Loan B
5.504% 1-Month LIBOR 1.750% 11/18/26 Ba1 309,239
285 Radiate Holdco, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 9/25/26 B1 261,878
170 Red Ventures, LLC, Term Loan
B2
6.254% 1-Month LIBOR 2.500% 11/08/24 BB+ 167,034
873 Sinclair Television Group Inc.,
Term Loan B2B
6.260% 1-Month LIBOR 2.500% 9/30/26 Ba2 826,949
162 Virgin Media Bristol LLC,
Term Loan N
5.912% 1-Month LIBOR 2.500% 1/31/28 BB+ 159,065
888 WideOpenWest Finance LLC,
Term Loan B
6.490% SOFR90A 3.000% 12/20/28 BB 874,883
3,728 Ziggo Financing Partnership,
Term Loan I
5.912% 1-Month LIBOR 2.500% 4/30/28 BB 3,639,448
48,656 Total Media 45,653,679
Multiline Retail - 0.2% (0.1% of Total Investments)
312 Belk, Inc., Term Loan 10.480% 3-Month LIBOR 7.500% 7/31/25 B- 276,984
1,490 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 4.000% 7/31/25 CCC- 276,948
1,802 Total Multiline Retail 553,932
Oil, Gas & Consumable Fuels - 3.0% (1.8% of Total Investments)
851 BCP Renaissance Parent LLC,
Term Loan B3
7.053% SOFR90A 3.500% 10/31/26 B+ 835,335
619 Buckeye Partners, L.P., Term
Loan B
5.365% 1-Month LIBOR 2.250% 11/01/26 BBB- 612,770
370 EG America LLC, Term Loan 7.674% 3-Month LIBOR 4.000% 2/05/25 B- 336,027
2,036 Freeport LNG Investments,
LLLP, Term Loan A
5.802% 3-Month LIBOR 3.000% 11/16/26 N/R 1,912,205
2,554 Gulf Finance, LLC, Term Loan 10.225% 1-Month LIBOR 6.750% 8/25/26 B 2,072,634
335 M6 ETX Holdings II Midco
LLC, Term Loan B
8.067% CME Term
SOFR 1 Month
4.500% 8/11/29 B+ 333,395
2,323 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
11.754% 1-Month LIBOR 8.000% 8/27/26 B 2,314,977
1,156 TransMontaigne Operating
Company L.P., Term Loan B
7.031% 1-Month LIBOR 3.500% 11/05/28 BB 1,119,887
1,462 Traverse Midstream Partners
LLC, Term Loan
7.977% SOFR30A 4.250% 9/27/24 B+ 1,449,024
11,706 Total Oil, Gas & Consumable Fuels 10,986,254
Personal Products - 0.4% (0.3% of Total Investments)
427 Conair Holdings, LLC, Term
Loan B
7.424% 3-Month LIBOR 3.750% 5/17/28 B- 362,753
30 Coty Inc., Term Loan B 5.448% 1-Month LIBOR 2.250% 4/05/25 BB- 29,849
1 Kronos Acquisition Holdings
Inc., Term Loan B
6.820% 3-Month LIBOR 3.750% 12/22/26 B2 604

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Personal Products (continued)
$ 3,671 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(5)
5.576% 6-Month LIBOR 3.500% 9/07/23 N/R $ 1,169,992
4,129 Total Personal Products 1,563,198
Pharmaceuticals - 3.8% (2.3% of Total Investments)
1,129 Bausch Health Companies
Inc., Term Loan B
8.624% CME Term
SOFR 1 Month
5.250% 1/27/27 B 848,199
604 Catalent Pharma Solutions
Inc., Term Loan B3
5.625% 1-Month LIBOR 2.000% 2/22/28 BBB- 597,840
784 Elanco Animal Health
Incorporated, Term Loan B
4.878% 1-Month LIBOR 1.750% 8/01/27 BBB- 756,804
5,778 Jazz Financing Lux S.a.r.l.,
Term Loan
7.254% 1-Month LIBOR 3.500% 5/05/28 BB+ 5,718,830
3,350 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)
8.733% 3-Month LIBOR 5.250% 9/30/27 B3 2,742,703
612 Mallinckrodt International
Finance SA, Term Loan, (WI/
DD)
TBD TBD TBD TBD B3 499,149
1,862 Organon & Co, Term Loan 6.188% 3-Month LIBOR 3.000% 6/02/28 BB 1,821,138
662 Perrigo Investments, LLC,
Term Loan B
6.329% SOFR30A 2.500% 4/05/29 Baa3 654,889
14,781 Total Pharmaceuticals 13,639,552
Professional Services - 2.0% (1.2% of Total Investments)
470 CHG Healthcare Services Inc.,
Term Loan
7.624% 3-Month LIBOR 3.250% 9/30/28 B1 457,318
778 Creative Artists Agency, LLC ,
Term Loan B
7.504% 1-Month LIBOR 3.750% 11/26/26 B 771,924
2,085 Dun & Bradstreet
Corporation (The), Term Loan
6.846% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,056,332
963 EAB Global, Inc., Term Loan 7.254% 1-Month LIBOR 3.500% 8/16/28 B2 920,606
551 Physician Partners LLC, Term
Loan
7.829% SOFR30A 4.000% 2/01/29 B 522,827
315 R1 RCM, Inc., Term Loan B 6.729% SOFR30A 3.000% 5/12/29 BBB- 313,425
2,229 Verscend Holding Corp.,
Term Loan B
7.754% 1-Month LIBOR 4.000% 8/27/25 BB- 2,205,142
7,391 Total Professional Services 7,247,574
Real Estate Management & Development - 0.2% (0.1% of Total Investments)
878 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 8/21/25 BB 860,348
Road & Rail - 2.1% (1.3% of Total Investments)
910 First Student Bidco Inc, Term
Loan B
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 858,854
339 First Student Bidco Inc, Term
Loan C
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 320,024
1,455 Genesee & Wyoming Inc.
(New), Term Loan
5.674% 3-Month LIBOR 2.000% 12/30/26 BB+ 1,439,012
884 Hertz Corporation, (The),
Term Loan B
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 854,484
169 Hertz Corporation, (The),
Term Loan C
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 163,502
552 Uber Technologies, Inc., Term
Loan B
6.570% 3-Month LIBOR 3.500% 2/25/27 Ba3 549,687
2,008 Uber Technologies, Inc., Term
Loan B, First Lien
6.570% 3-Month LIBOR 3.500% 4/04/25 Ba3 1,993,580

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Road & Rail (continued)
$ 1,444 XPO Logistics, Inc., Term
Loan B
4.936% 1-Month LIBOR 1.750% 2/24/25 Baa3 $ 1,424,871
7,761 Total Road & Rail 7,604,014
Semiconductors & Semiconductor Equipment - 0.7% (0.4% of Total Investments)
550 Bright Bidco B.V., Term Loan 10.903% CME Term
SOFR 3 Month
8.000% 2/28/23 Ba1 555,120
4,688 Bright Bidco B.V., Term Loan
B(5)
0.000% N/A 0.000% 6/30/24 D 1,580,342
371 Entegris, Inc., Term Loan B 6.163% SOFR30A + 3
Month LIBOR
3.000% 7/06/29 Baa3 369,811
5,609 Total Semiconductors & Semiconductor Equipment 2,505,273
Software - 15.3% (9.3% of Total Investments)
692 Apttus Corporation, Term
Loan
8.665% 3-Month LIBOR 4.250% 5/06/28 BB 638,467
854 Avaya, Inc., Term Loan 13.376% SOFR30A 10.000% 12/15/27 Caa2 541,222
2,752 Banff Merger Sub Inc, Term
Loan
7.504% 1-Month LIBOR 3.750% 10/02/25 B2 2,651,762
573 Camelot U.S. Acquisition LLC,
Term Loan B
6.754% 1-Month LIBOR 3.000% 10/31/26 B1 564,546
439 Camelot U.S. Acquisition LLC,
Term Loan B
6.754% 1-Month LIBOR 3.000% 10/31/26 B1 432,350
412 CCC Intelligent Solutions Inc.,
Term Loan B
6.004% 1-Month LIBOR 2.250% 9/21/28 B+ 404,338
1,930 CDK Global, Inc., Term Loan
B
8.112% SOFR90A 4.500% 6/09/29 B+ 1,893,812
1,024 Ceridian HCM Holding Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/30/25 B+ 992,471
2,000 DTI Holdco, Inc., Term Loan 8.844% SOFR90A 4.750% 4/21/29 B2 1,854,000
356 Dynatrace LLC, Term Loan,
First Lien
6.004% 1-Month LIBOR 2.250% 8/23/25 BB+ 354,586
4,224 Epicor Software Corporation,
Term Loan
7.004% 1-Month LIBOR 3.250% 7/31/27 B2 4,030,896
3,612 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 3,279,468
3,081 Greeneden U.S. Holdings II,
LLC, Term Loan B4
7.754% 1-Month LIBOR 4.000% 12/01/27 B2 3,010,558
424 Greenway Health, LLC, Term
Loan, First Lien
7.500% 1-Month LIBOR 3.750% 2/16/24 B- 367,705
3,731 Informatica LLC, Term Loan B 6.563% 1-Month LIBOR 2.750% 10/14/28 BB- 3,643,398
600 iQor US Inc., Second Out
Term Loan
11.254% 1-Month LIBOR 7.500% 11/19/25 CCC+ 469,617
1,235 MA FinanceCo., LLC, Term
Loan B
7.418% 3-Month LIBOR 4.250% 6/05/25 BB+ 1,232,240
2,089 McAfee, LLC, Term Loan B 6.870% SOFR30A 3.750% 2/03/29 BB+ 1,918,694
4,300 NortonLifeLock Inc., Term
Loan B
5.829% SOFR30A 2.000% 1/28/29 BBB- 4,205,056
999 Polaris Newco LLC, Term
Loan B
7.754% 1-Month LIBOR 4.000% 6/04/28 B2 915,541
394 Project Ruby Ultimate Parent
Corp., Term Loan
7.004% 1-Month LIBOR 3.250% 3/10/28 B 371,991
1,469 Proofpoint, Inc., Term Loan,
First Lien
6.320% 3-Month LIBOR 3.250% 8/31/28 BB- 1,401,403
443 RealPage, Inc, Term Loan,
First Lien
6.754% 1-Month LIBOR 3.000% 4/22/28 B+ 417,249
4,255 Seattle Spinco, Inc., Term
Loan B3
6.504% 1-Month LIBOR 2.750% 6/21/24 BB+ 4,220,469
3,398 Seattle Spinco, Inc., Term
Loan B5
7.591% SOFR30A 4.000% 1/14/27 BB+ 3,375,050
1,703 Sophia, L.P., Term Loan B 7.174% 3-Month LIBOR 3.500% 10/07/27 B2 1,641,939

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 1,028 SS&C European Holdings
Sarl, Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ $ 1,008,504
1,266 SS&C Technologies Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,242,313
238 SS&C Technologies Inc., Term
Loan B6
6.079% SOFR30A 2.250% 3/22/29 BB+ 234,105
359 SS&C Technologies Inc., Term
Loan B7
6.079% SOFR30A 2.250% 3/22/29 BB+ 352,743
1,492 Ultimate Software Group Inc
(The), Term Loan
6.998% 3-Month LIBOR 3.250% 5/03/26 B1 1,442,938
727 Ultimate Software Group Inc
(The), Term Loan B
7.504% 1-Month LIBOR 3.750% 5/03/26 B1 709,145
751 Vision Solutions, Inc., Term
Loan
8.358% 3-Month LIBOR 4.000% 5/28/28 B2 646,773
3,203 Zelis Healthcare Corporation,
Term Loan
7.254% 1-Month LIBOR 3.500% 9/30/26 B 3,163,343
2,151 ZoomInfo LLC, Term Loan B 6.754% 1-Month LIBOR 3.000% 2/01/26 BB+ 2,143,883
58,204 Total Software 55,772,575
Specialty Retail - 4.4% (2.6% of Total Investments)
850 Academy, Ltd., Term Loan 6.878% 1-Month LIBOR 3.750% 11/06/27 BB 839,610
1,305 Avis Budget Car Rental, LLC,
Term Loan B
5.510% 1-Month LIBOR 1.750% 8/06/27 BB+ 1,262,645
1,080 Avis Budget Car Rental, LLC,
Term Loan C
7.329% SOFR30A 3.500% 3/15/29 BB+ 1,072,452
338 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B2 328,997
1,602 Jo-Ann Stores, Inc., Term
Loan B1, (DD1)
9.077% 3-Month LIBOR 4.750% 6/30/28 B- 1,087,842
1,543 LBM Acquisition LLC, Term
Loan B
7.121% 6-Month LIBOR 3.750% 12/18/27 B+ 1,328,881
430 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 418,621
6,488 PetSmart, Inc., Term Loan B 7.500% 1-Month LIBOR 3.750% 2/12/28 BB- 6,259,469
1,856 Restoration Hardware, Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 10/15/28 BB 1,740,931
352 SRS Distribution Inc., Term
Loan
7.329% CME Term
SOFR 1 Month
3.500% 6/04/28 B- 328,116
539 Staples, Inc., Term Loan 7.782% 3-Month LIBOR 5.000% 4/12/26 B 470,676
767 Wand NewCo 3, Inc., Term
Loan
6.754% 1-Month LIBOR 3.000% 2/05/26 B2 721,750
17,150 Total Specialty Retail 15,859,990
Technology Hardware, Storage & Peripherals - 0.2% (0.1% of Total Investments)
582 NCR Corporation, Term Loan 6.920% 3-Month LIBOR 2.500% 8/28/26 BB+ 560,175
Textiles, Apparel & Luxury Goods - 0.5% (0.3% of Total Investments)
1,355 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 BB- 1,290,833
265 New Trojan Parent, Inc., Term
Loan, First Lien
6.784% 1-Month LIBOR 3.250% 1/06/28 B- 201,143
192 Samsonite International S.A.,
Term Loan B2
6.754% 1-Month LIBOR 3.000% 4/25/25 N/R 188,179
1,812 Total Textiles, Apparel & Luxury Goods 1,680,155

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Trading Companies & Distributors - 0.5% (0.3% of Total Investments)
$ 988 Core & Main LP, Term Loan B 6.756% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ $ 965,592
1,024 Resideo Funding Inc., Term
Loan
5.288% 3-Month LIBOR 2.250% 2/12/28 BBB- 1,010,960
2,012 Total Trading Companies & Distributors 1,976,552
Transportation Infrastructure - 0.9% (0.6% of Total Investments)
1,617 Brown Group Holding, LLC,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/22/28 B+ 1,575,884
750 Brown Group Holding, LLC,
Term Loan B2
7.419% SOFR30A 3.750% 6/09/29 B+ 744,375
1,092 KKR Apple Bidco, LLC, Term
Loan
6.504% 1-Month LIBOR 2.750% 9/23/28 B+ 1,060,946
3,459 Total Transportation Infrastructure 3,381,205
Wireless Telecommunication Services - 1.4% (0.9% of Total Investments)
988 GOGO Intermediate
Holdings LLC, Term Loan B
8.165% 3-Month LIBOR 3.750% 4/30/28 B+ 972,194
3,521 Intelsat Jackson Holdings
S.A., Term Loan B
7.445% SOFR180A 4.500% 1/27/29 BB- 3,402,254
739 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
7.145% SOFR30A 3.750% 6/02/28 B 722,591
5,248 Total Wireless Telecommunication Services 5,097,039
$ 531,370 Total Variable Rate Senior Loan Interests (cost $521,609,469) 487,564,772
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 77,587,096 CORPORATE BONDS - 21.3% (13.0% of Total Investments)
X 77,587,096
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 1,350 TransDigm Inc 4.625% 1/15/29 B- $ 1,149,565
Airlines - 0.5% (0.3% of Total Investments)
900 Delta Air Lines Inc 3.750% 10/28/29 Baa3 741,222
706 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 603,835
534 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 487,359
2,140 Total Airlines 1,832,416
Auto Components - 0.7% (0.4% of Total Investments)
1,925 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,722,875
830 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ 807,050
2,755 Total Auto Components 2,529,925
Chemicals - 0.2% (0.1% of Total Investments)
950 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 825,807
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
1,363 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 1,252,577
1,500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 1,298,236
1,019 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 991,843
3,882 Total Commercial Services & Supplies 3,542,656
Communications Equipment - 1.6% (1.0% of Total Investments)
8,388 Avaya Inc, 144A 6.125% 9/15/28 Caa2 3,524,553
900 Commscope Inc, 144A 4.750% 9/01/29 B1 761,251
1,125 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 998,777

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Communications Equipment (continued)
$ 600 CommScope Technologies LLC, 144A 5.000% 3/15/27 CCC+ $ 485,766
11,013 Total Communications Equipment 5,770,347
Containers & Packaging - 0.1% (0.1% of Total Investments)
540 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 472,500
Diversified Telecommunication Services - 1.2% (0.7% of Total Investments)
898 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 702,236
595 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 520,625
700 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 545,310
2,734 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 2,514,805
4,927 Total Diversified Telecommunication Services 4,282,976
Electric Utilities - 0.4% (0.3% of Total Investments)
2,980 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 3,725
880 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 770,758
0 (7) Pacific Gas and Electric Co 4.500% 7/01/40 BBB- 1
730 PG&E Corp 5.000% 7/01/28 BB 657,945
4,590 Total Electric Utilities 1,432,429
Electronic Equipment, Instruments & Components - 0.4% (0.3% of Total Investments)
1,739 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 1,499,366
Energy Equipment & Services - 0.2% (0.1% of Total Investments)
700 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 659,750
Entertainment - 1.0% (0.6% of Total Investments)
4,457 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 2,362,210
1,880 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 CCC+ 376,000
2,750 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
6.625% 8/15/27 CCC- 134,062
1,000 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 758,990
10,087 Total Entertainment 3,631,262
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
900 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 735,300
Health Care Providers & Services - 2.2% (1.4% of Total Investments)
120 HCA Inc 5.375% 2/01/25 BBB- 118,485
3,600 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 2,838,517
2,729 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 1,743,449
534 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 504,630
1,060 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 1,011,579
1,940 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 1,679,070
121 Tenet Healthcare Corp 4.625% 7/15/24 BB- 117,975
10,104 Total Health Care Providers & Services 8,013,705
Hotels, Restaurants & Leisure - 1.1% (0.7% of Total Investments)
536 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 448,900
2,740 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 2,236,525
706 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 688,867
534 Life Time Inc, 144A 5.750% 1/15/26 B 496,620
4,516 Total Hotels, Restaurants & Leisure 3,870,912

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
$ 1,746 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R $ 1,791,317
870 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 782,738
2,616 Total Independent Power Producers & Energy Traders 2,574,055
Insurance - 0.1% (0.1% of Total Investments)
280 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 252,034
Interactive Media & Services - 0.4% (0.2% of Total Investments)
1,960 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B1 1,294,310
Internet Software & Services - 0.5% (0.3% of Total Investments)
4,282 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 1,802,465
IT Services - 0.2% (0.1% of Total Investments)
1,005 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 816,130
Media - 2.8% (1.7% of Total Investments)
950 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 775,248
3,809 CSC Holdings LLC, 144A 3.375% 2/15/31 BB- 2,761,525
1,127 iHeartCommunications Inc 8.375% 5/01/27 B- 1,011,926
2,465 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 2,243,569
6 iHeartCommunications Inc 6.375% 5/01/26 BB- 5,999
280 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 235,900
1,225 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 1,078,613
2,693 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 2,146,563
12,555 Total Media 10,259,343
Metals & Mining - 0.2% (0.1% of Total Investments)
855 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 795,003
Oil, Gas & Consumable Fuels - 3.0% (1.8% of Total Investments)
700 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 662,511
2,935 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 2,937,715
1,040 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 1,024,036
600 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 598,200
534 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 501,960
534 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 509,783
2,768 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 2,504,039
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 Caa1 243,750
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 Caa1 182,213
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 Caa1 195,000
1,500 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB- 1,363,125
182 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 180,067
11,543 Total Oil, Gas & Consumable Fuels 10,902,399
Pharmaceuticals - 0.0% (0.0% of Total Investments)
582 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A (5) 6.000% 6/30/28 N/R 26,190
230 Par Pharmaceutical Inc, 144A (5) 7.500% 4/01/27 N/R 175,815
812 Total Pharmaceuticals 202,005

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Software - 0.2% (0.1% of Total Investments)
$ 950 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ $ 785,720
Specialty Retail - 1.6% (1.0% of Total Investments)
650 Hertz Corp, 144A 5.000% 12/01/29 B+ 514,898
4,255 Hertz Corp, 144A 4.625% 12/01/26 B+ 3,627,387
1,800 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 1,003,500
522 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB- 476,529
200 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B3 187,792
7,427 Total Specialty Retail 5,810,106
Wireless Telecommunication Services - 0.5% (0.3% of Total Investments)
2,320 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ 1,844,610
$ 106,798 Total Corporate Bonds (cost $90,666,683) 77,587,096
Shares Description (1) Value
X 16,530,212 COMMON STOCKS - 4.5% (2.8% of Total Investments)
X 16,530,212
Banks - 0.0% (0.0% of Total Investments)
21,193 iQor US Inc (8) $ 84,772
Communications Equipment - 0.0% (0.0% of Total Investments)
5,616 Windstream Services PE LLC (8) 84,240
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,318 TNT Crane & Rigging Inc (8) 9,391
2,336 TNT Crane & Rigging Inc (8) 233
Total Construction & Engineering 9,624
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
16,910 Cengage Learning Holdings II Inc (8) 207,148
Diversified Telecommunication Services - 0.1% (0.1% of Total Investments)
16,271 Windstream Services PE LLC (8) 244,065
Energy Equipment & Services - 2.0% (1.2% of Total Investments)
56,185 Quarternorth Energy Holding Inc (8) 6,798,385
63,862 Transocean Ltd (8) 235,012
7,266 Vantage Drilling International (8) 127,155
Total Energy Equipment & Services 7,160,552
Entertainment - 0.0% (0.0% of Total Investments)
23,363 Metro-Goldwyn-Mayer Inc (8) 103,965
Health Care - 0.3% (0.2% of Total Investments)
69,049 Onex Carestream Finance LP (8) 1,001,211
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
47,462 Millennium Health LLC (8),(9) 2,326
50,560 Millennium Health LLC (8),(9) 7,533
Total Health Care Providers & Services 9,859
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
174,788 24 Hour Fitness Worldwide Inc (8) 9,613
83,129 24 Hour Fitness Worldwide Inc (8) 49,878
Total Hotels, Restaurants & Leisure 59,491

Shares Description (1) Value
Independent Power And Renewable Electricity Prod - 1.4% (0.9% of Total Investments)
64,338 Energy Harbor Corp (8),(10) $ 5,175,992
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
12,030 Catalina Marketing Corp (8) 2,105
Marine - 0.0% (0.0% of Total Investments)
573 ACBL HLDG CORP (8) 18,909
Media - 0.0% (0.0% of Total Investments)
7 Cumulus Media Inc, Class A (8) 52
1,318,561 Hibu plc (8) 6,048
Total Media 6,100
Multiline Retail - 0.0% (0.0% of Total Investments)
187 Belk Inc (8) 1,590
Oil, Gas & Consumable Fuels - 0.6% (0.4% of Total Investments)
6,825 California Resources Corp 307,876
12,582 Chord Energy Corp 1,926,178
Total Oil, Gas & Consumable Fuels 2,234,054
Professional Services - 0.0% (0.0% of Total Investments)
70,690 Skillsoft Corp (8) 126,535
Total Common Stocks (cost $22,813,315) 16,530,212
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
6859231 ASSET-BACKED SECURITIES - 1.9% (1.1% of Total Investments)
X 6,859,231
$ 250 Battalion CLO XI Ltd (3-Month LIBOR reference rate +
6.850% spread), 144A 2017 11A (11)
8.034% 4/24/34 Ba3 $ 203,271
500 CIFC Funding 2019-I Ltd (3-Month LIBOR reference rate
+ 6.830% spread), 144A 2019 1A (11)
7.893% 4/20/32 Ba3 439,600
800 Dryden 50 Senior Loan Fund (3-Month LIBOR reference
rate + 6.260% spread), 144A 2017 50A (11)
10.339% 7/15/30 Ba3 672,216
1,000 Flatiron CLO 19 Ltd (3-Month LIBOR reference rate +
6.100% spread), 144A 2019 1A (11)
0.000% 11/16/34 BB- 836,448
750 Gilbert Park CLO Ltd (3-Month LIBOR reference rate +
6.400% spread), 144A 2017 1A (11)
10.479% 10/15/30 Ba3 634,996
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread), 144A 2014 9A (11)
10.075% 10/29/29 BB- 434,419
500 KKR CLO 30 Ltd (3-Month LIBOR reference rate +
6.400% spread), 144A Y 30A (11)
0.000% 10/17/31 Ba3 433,783
250 Magnetite XXVII Ltd (3-Month LIBOR reference rate +
6.000% spread), 144A 2020 27A (11)
10.243% 10/20/34 Ba3 219,623
400 Neuberger Berman Loan Advisers CLO 28 Ltd (3-Month
LIBOR reference rate + 5.600% spread), 144A 2018 28A
(11)
9.843% 4/20/30 BB- 332,920
1,375 Neuberger Berman Loan Advisers CLO 48 Ltd (TSFR3M
reference rate + 3.200% spread), 144A 2022 48A (11)
7.260% 4/25/36 BBB- 1,215,493
833 Rockford Tower CLO 2017-3 Ltd (3-Month LIBOR
reference rate + 5.750% spread), 144A 2017 3A (11)
6.813% 10/20/30 Ba3 659,820
850 TICP CLO I-2 LTD (3-Month LIBOR reference rate +
5.770% spread), 144A 2018 IA (11)
6.984% 4/26/28 B1 776,642
$ 8,008 Total Asset-Backed Securities (cost $7,835,569) 6,859,231

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Shares Description (1) Value
X 3,552,683 WARRANTS - 1.0% (0.6% of Total Investments)
X 3,552,683
Energy Equipment & Services - 0.9% (0.6% of Total Investments)
25,425 Quarternorth Energy Holding Inc $ 3,076,425
33,231 Quarternorth Energy Holding Inc 166,155
17,255 Quarternorth Energy Holding Inc 138,040
Total Energy Equipment & Services 3,380,620
Entertainment - 0.0% (0.0% of Total Investments)
138,768 Cineworld Warrant –
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
15,354 American Commercial Barge Line LLC 7,677
Marine - 0.1% (0.0% of Total Investments)
603 ACBL HLDG CORP 19,899
2,243 ACBL HLDG CORP 55,514
1,706 ACBL HLDG CORP 76,770
20,187 American Commercial Barge Line LLC 7,570
Total Marine 159,753
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
314 California Resources Corp 4,459
Software - 0.0% (0.0% of Total Investments)
15,619 Avaya Holdings Corp 172
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
2 Intelsat SA/Luxembourg 2
Total Warrants (cost $2,115,748) 3,552,683
Shares Description (1) Coupon Ratings (4) Value
165,824 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.0% of Total Investments)
X 165,824
Communications Equipment - 0.0% (0.0% of Total Investments)
15,089 Riverbed technology inc 0.000% N/R $ 3,772
Marine - 0.1% (0.0% of Total Investments)
2,133 ACBL HLDG CORP 0.000% N/R 52,792
2,428 ACBL HLDG CORP 0.000% N/R 109,260
Total Marine 162,052
Total Convertible Preferred Securities (cost $378,983) 165,824
Total Long-Term Investments (cost $645,419,767) 592,259,818
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  1.8% (1.1% of Total Investments)
6,659,510 INVESTMENT COMPANIES - 1.8% (1.1% of Total Investments)
X 6,659,510
6,659,510 BlackRock Liquidity Funds T-Fund Portfolio 2.899%(12) $ 6,659,510
Total Investment Companies (cost $6,659,510) 6,659,510
Total Short-Term Investments (cost $6,659,510) 6,659,510
Total Investments (cost $ 652,079,277 ) - 164 .6% 598,919,328
Borrowings - (42.6)% (13),(14) (155,100,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (20.5)%(15) (74,718,062)
Other Assets Less Liabilities -  (1.5)% (5,167,533)
Net Assets Applicable to Common Shares - 100% $ 363,933,733

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 487,564,772 $ – $ 487,564,772
Corporate Bonds – 77,587,096 – 77,587,096
Common Stocks 2,595,653 13,924,700 9,859 16,530,212
Asset-Backed Securities – 6,859,231 – 6,859,231
Warrants 4,459 3,548,224 – 3,552,683
Convertible Preferred Securities – 165,824 – 165,824
Short-Term Investments:
Investment Companies 6,659,510 – – 6,659,510
Total
$ 9,259,622 $ 589,649,847 $ 9,859 $ 598,919,328
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) For fair value measurement disclosure purposes, investment classified as Level 3.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(12) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(13) Borrowings as a percentage of Total Investments is 25.9%.
(14) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.5%.

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JRO
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.